Income tax - Movements in deferred tax liabilities (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2019		Sep. 30, 2018
Movements
Opening balance		$ 18	[1]	$ 10
Recognised in the income statements		71		3
Recognised in other comprehensive income		(24)		5
Set-off of deferred tax assets and deferred tax liabilities		(21)
Closing balance	[1]	44		18
Parent Entity
Movements
Opening balance	[1]	3
Recognised in the income statements		39		45
Recognised in other comprehensive income		(22)		(4)
Set-off of deferred tax assets and deferred tax liabilities		(20)		(38)
Closing balance	[1]			$ 3

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.